UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052
                                   --------

The Value Line New York Tax Exempt Trust
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(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
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David T. Henigson
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2006
                         ----------------

Date of reporting period: October 31, 2005
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

Item 1: Schedule of Investments.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)                             October 31, 2005
--------------------------------------------------------------------------------

   Principal
     Amount                                                                                            Rating          Value
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (95.0%)
                 NEW YORK STATE (48.2%)
                 Dormitory Authority, Revenue:
$       975,000      Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18                     Aaa     $       1,027,367
        500,000      Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26                        Aaa               574,595
        500,000      Mental Health Services Facilities Improvement Revenue Bonds,
                        Ser. B, AMBAC Insured, 5.00%, 2/15/25                                             Aaa               519,545
      1,825,000      School District Board Financing, Ser. C, MBIA Insured, 5.00%, 4/1/26                 Aaa             1,902,891
      1,000,000      St. Johns University, Ser. A, MBIA Insured, 5.00%, 7/1/17                            Aaa             1,058,300
        300,000      White Plains Hospital Medical Center, FHA Insured, 4.625%, 2/15/18                   AAA*              307,386
        400,000  Energy Research & Development Authority, Revenue Bonds,
                     Pollution Control Electric & Gas Co., Ser. D, MBIA Insured, 4.10%, 12/1/15           Aaa               397,704
                 Long Island Power Authority, Electric Systems Revenue Bonds:
        975,000      Ser. B, XLCA-ICR Insured, 5.25%, 12/1/13                                             AAA*            1,058,782
        100,000  Nassau County, General Improvement, Ser. C, FSA Insured, 5.125%, 1/1/14                  Aaa               106,934
        500,000  Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured, 5.00%, 8/1/13              Aaa               533,865
      2,000,000  Tobacco Settlement Financing Corp., Asset Backed,  Revenue Bonds,
                     Ser. A-1, MBIA-IBC Insured, 5.50%, 6/1/18                                            Aaa             2,168,440
        500,000  Thruway Authority, Personal Income Tax Revenue Bonds,
                     Ser. A, 5.50%, 3/15/20                                                                A1               550,535
      1,000,000  Urban Development Corp., Correctional & Youth Facility Service,
                     Revenue Bonds, Ser. A, 5.00%, 1/1/27                                                 AA-*            1,040,590
        200,000  Voorheesville, Central School District, General Obligations Unlimited,
                     FSA Insured, 5.00%, 6/15/17                                                          Aaa               212,880
                 Westchester Tobacco Asset Securitization Corp, Revenue Refunding:
        200,000      5.00% 6/1/26                                                                         BBB*              199,992
        500,000      5.125%, 6/1/38                                                                       BBB*              494,120
                                                                                                                  -----------------
                 TOTAL NEW YORK STATE                                                                                    12,153,926
                                                                                                                  -----------------

                 NEW YORK CITY (33.5%)
                 General Obligation Unlimited:
      2,000,000      Ser. I, MBIA Insured, 5.00%, 8/1/17                                                   A1             2,113,020
      1,000,000      Ser. K, FSA Insured, 3.53%, 8/1/16                                                   Aaa             1,080,980
      2,000,000  Metropolitan Transportation Authority, Revenue Bonds,
                     Ser. B, MBIA Insured, 5.00%, 11/15/35                                                Aaa             2,066,960
      2,000,000  Transitional Financing Authority, Revenue Bonds, Ser. A-1, 5.00%, 11/1/21                Aa1             2,099,540
      1,000,000  Transit Authority Training Facilities Revenue, FSA Insured, 5.40%, 1/1/18                Aaa             1,104,210
                                                                                                                  -----------------
                 TOTAL NEW YORK CITY                                                                                      8,464,710
                                                                                                                  -----------------

                 PUERTO RICO (8.9%)
      3,000,000  Commonwealth Infrastructure Financing Authority, Water & Sewer Revenue Bonds,
                     Ser. A, FGIC Insured, Zero coupon, 7/1/32                                            Aaa               802,620
        350,000  Public Buildings Authority, Government Facilities Revenue Bonds,
                     Ser. J, AMBAC Insured, 5.00%, 7/1/36                                                 Aaa               373,664
      1,000,000  Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31                                Aaa             1,078,380
                                                                                                                  -----------------
                 TOTAL PUERTO RICO                                                                                        2,254,664
                                                                                                                  -----------------

                 VIRGIN ISLANDS (4.4%)
      1,000,000  Public Finance Authority, Revenue, Gross Receipts Taxes,
                     Ser. A, 6.375%, 10/1/19                                                              BBB*            1,117,990
                                                                                                                  -----------------
                 TOTAL VIRGIN ISLANDS

                 TOTAL LONG-TERM MUNICIPAL SECURITIES                                                                    23,991,290
                     (Cost $24,205,589)                                                                           -----------------

                 SHORT-TERM MUNICIPAL SECURITIES (12.3%)
      1,400,000  New York State, Environmental Facilities Corp., Sewer and Solid Waste Disposal,
                     General Electric Company-A-Remarketed 3/17/05,
                     Revenue Bonds, 2.71%, 12/1/27                                                      P-1(1)            1,400,000
        400,000  New York City, General Obligation Unlimited,
                     Ser. B-Sub Ser. B7, AMBAC Insured, 2.65%, 8/15/18                                 VMIG1(1)             400,000
        600,000  New York City Municipal Water Finance Authority, Water & Sewer
                     System Revenue Bonds, Ser. C, FGIC Insured, 2.65%, 6/15/23                        VMIG1(1)             600,000
        700,000  Port Authority of New York & New Jersey, Special Obligation Revenue Bonds,
                     Ser. 2, 2.65%, 5/1/19                                                             VMIG1(1)             700,000
                                                                                                                  -----------------
                 TOTAL SHORT-TERM MUNICIPAL SECURITIES
                     (Cost $3,100,000)                                                                                    3,100,000
                                                                                                                  -----------------
                 TOTAL MUNICIPAL SECURITIES (107.3%)
                     (Cost $27,305,589)                                                                                  27,091,290
                                                                                                                  -----------------
                 CASH AND OTHER ASSETS IN EXCESS
                     OF LIABILITIES (-7.3%)                                                                              (1,853,657)
                                                                                                                  -----------------

                 NET ASSETS (100.0%)                                                                              $      25,237,633
                                                                                                                  =================

                 NET ASSET VALUE, OFFERING AND REDEMPTION
                     PRICE, PER OUTSTANDING SHARE
                     ($25,237,633 / 2,551,628)                                                                    $            9.89
                                                                                                                  =================

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of October 31, 2005.

                                                                     Total Net
                                                                    Unrealized
 Total Cost           Appreciation            Depreciation         Depreciation
--------------------------------------------------------------------------------
$27,305,589             $217,663               $(431,962)           $(214,299)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ------------------------------------------
         Jean B. Buttner, President

Date:    12/21/2005
         ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Principal Financial Officer/Treasurer

Date:    12/21/2005
         ------------------------------------------